Form N-1A Supplement	Oct. 08, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Prospectus dated August 23, 2026, as previously supplemented, and the Summary Prospectus for XFUNDSTM Technology Income ETF, dated October 7, 2026

For each Fund, effective immediately, in the Summary section of the Prospectus, and in the Summary Prospectus for XFUNDSTM Technology Income ETF, the table and text under the “Fees and Expenses of the Fund” and “Example” headings are deleted in their entirety and replaced with the following: